Additional Information to the Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 78,081	$ 68,332	$ 57,851
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	18,903	9,632	23,128
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,040	9,350	12,037
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,126	8,681	6,621
Holland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,936	1,740	5,836
Austria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,135	14,967	1,494
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,935	11,395	4,212
Other States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 13,006	$ 12,567	$ 4,523